UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    375 Park Avenue, Suite #3704
            New York, New York 10152

13F File Number: 028-11835


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:


/s/ David Elias                 New York, New York          February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $398,759
                                          (thousands)


List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                 Echo Street Capital Management LLC
                                                         December 31, 2012


COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4   COLUMN 5        COLUMN 6        COLUMN 7        COLUMN 8
--------------                --------------    --------- --------   ---------  -------------------  --------  ---------------------
                                                           VALUE      SHS OR    SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION    MGRS       SOLE   SHARED NONE
--------------                --------------    --------- --------   ---------  --- ---- ----------  --------  --------- ------ ----
ACE LTD                       SHS               H0023R105   5,509       69,032  SH          SOLE       NONE       69,032
ADVANCE AUTO PARTS INC        COM               00751Y106   5,628       77,787  SH          SOLE       NONE       77,787
AIRGAS INC                    COM               009363102   7,381       80,857  SH          SOLE       NONE       80,857
ALLIED WRLD ASSUR COM HLDG A  SHS               H01531104     946       12,000  SH          SOLE       NONE       12,000
AMERICAN EXPRESS CO           COM               025816109   5,058       88,000  SH          SOLE       NONE       88,000
ATWOOD OCEANICS INC           COM               050095108   6,035      131,803  SH          SOLE       NONE      131,803
AUTOZONE INC                  COM               053332102  20,290       57,246  SH          SOLE       NONE       57,246
BERKLEY W R CORP              COM               084423102   6,088      161,317  SH          SOLE       NONE      161,317
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670702   7,289       81,264  SH          SOLE       NONE       81,264
CINEMARK HOLDINGS INC         COM               17243V102   9,311      358,390  SH          SOLE       NONE      358,390
COPART INC                    COM               217204106  21,283      721,471  SH          SOLE       NONE      721,471
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407  13,484      380,158  SH          SOLE       NONE      380,158
CROWN CASTLE INTL CORP        COM               228227104  24,145      334,605  SH          SOLE       NONE      334,605
CROWN HOLDINGS INC            COM               228368106  18,078      491,115  SH          SOLE       NONE      491,115
ENDURANCE SPECIALTY HLDGS LT  SHS               G30397106  10,878      274,077  SH          SOLE       NONE      274,077
EPR PPTYS                     PFD C CNV 5.75%   26884U208     787       35,837  SH          SOLE       NONE       35,837
EPR PPTYS                     CONV PFD 9% SR E  26884U307   9,271      312,694  SH          SOLE       NONE      312,694
EQUINIX INC                   COM NEW           29444U502  20,827      101,006  SH          SOLE       NONE      101,006
EQUITY LIFESTYLE PPTYS INC    COM               29472R108   4,976       73,948  SH          SOLE       NONE       73,948
ESSEX PPTY TR INC             COM               297178105   5,767       39,325  SH          SOLE       NONE       39,325
EVEREST RE GROUP LTD          COM               G3223R108   5,085       46,245  SH          SOLE       NONE       46,245
FAMILY DLR STORES INC         COM               307000109   5,200       82,001  SH          SOLE       NONE       82,001
FEDEX CORP                    COM               31428X106  10,016      109,207  SH          SOLE       NONE      109,207
FELCOR LODGING TR INC         PFD CV A $1.95    31430F200   3,433      141,527  SH          SOLE       NONE      141,527
FISERV INC                    COM               337738108  18,041      228,275  SH          SOLE       NONE      228,275
FLEETCOR TECHNOLOGIES INC     COM               339041105  21,073      392,778  SH          SOLE       NONE      392,778
INTERCONTINENTAL HTLS GRP PL  SPON ADR NEW 12   45857P400   7,075      254,320  SH          SOLE       NONE      254,320
LKQ CORP                      COM               501889208  30,062    1,424,725  SH          SOLE       NONE    1,424,725
LOWES COS INC                 COM               548661107   6,238      175,627  SH          SOLE       NONE      175,627
MASTERCARD INC                CL A              57636Q104   7,770       15,816  SH          SOLE       NONE       15,816
MID-AMER APT CMNTYS INC       COM               59522J103   8,332      128,687  SH          SOLE       NONE      128,687
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103   6,047      173,675  SH          SOLE       NONE      173,675
ORACLE CORP                   COM               68389X105  10,106      303,296  SH          SOLE       NONE      303,296
PS BUSINESS PKS INC CALIF     COM               69360J107     555        8,535  SH          SOLE       NONE        8,535
ROWAN COMPANIES PLC           SHS CL A          G7665A101   5,987      191,462  SH          SOLE       NONE      191,462
SALLY BEAUTY HLDGS INC        COM               79546E104   6,789      288,032  SH          SOLE       NONE      288,032
SBA COMMUNICATIONS CORP       COM               78388J106   9,062      127,672  SH          SOLE       NONE      127,672
SCHEIN HENRY INC              COM               806407102   5,035       62,604  SH          SOLE       NONE       62,604
SIMON PPTY GROUP INC NEW      COM               828806109   2,449       15,494  SH          SOLE       NONE       15,494
TANGER FACTORY OUTLET CTRS I  COM               875465106   6,267      183,259  SH          SOLE       NONE      183,259
WELLS FARGO & CO NEW          COM               949746101  15,145      443,107  SH          SOLE       NONE      443,107
YUM BRANDS INC                COM               988498101   5,961       89,769  SH          SOLE       NONE       89,769







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